PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sponsoring company contributions projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	R$ 1,867
Benefits paid directly by the sponsor	31,692
Total	33,559
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	1,818
Benefits paid directly by the sponsor	8,684
Total	10,502
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	49
Benefits paid directly by the sponsor	23,008
Total	R$ 23,057